Long-term debt - Credit Facility (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Adjusted EBITDA to Interest
Long Term Debt [Line Items]
Interest coverage ratio	4.5	7.2
Net Debt to Adjusted EBITDA
Long Term Debt [Line Items]
Leverage ratio	2.1	0.6
Secured Debt To Adjusted Ebitda Member
Long Term Debt [Line Items]
Secured leverage ratio	0.2	0.1
Applicable Financial Covenant | Adjusted EBITDA to Interest
Long Term Debt [Line Items]
Interest coverage ratio	3.0
Applicable Financial Covenant | Net Debt to Adjusted EBITDA
Long Term Debt [Line Items]
Leverage ratio	4.5
Applicable Financial Covenant | Secured Debt To Adjusted Ebitda Member
Long Term Debt [Line Items]
Secured leverage ratio	2.0